Cover	Feb. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 05, 2026
Entity File Number	000-54530
Entity Registrant Name	GBT TECHNOLOGIES INC.
Entity Central Index Key	0001471781
Entity Tax Identification Number	27-0603137
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8557 N. West Knoll Dr.
Entity Address, City or Town	West Hollywood
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90069
City Area Code	888
Local Phone Number	685-7336
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false